Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
COMPREHENSIVE INCOME
Net loss	$ (160,780)	$ (151,988)	$ (46,362)
Other comprehensive (loss) income:
(Loss) gain associated with pensions, net of tax	(556)	2,851	(2,520)
Net (loss) gain on qualifying cash flow hedging instruments	3,606	(4,440)	6,669
Other comprehensive (loss) income	3,050	(1,589)	4,149
Comprehensive loss	(157,730)	(153,577)	(42,213)
Comprehensive (loss) income attributable to:
Stockholders of Golar LNG Limited	(183,481)	(172,735)	(43,868)
Non-controlling interests	25,751	19,158	1,655
Comprehensive loss	$ (157,730)	$ (153,577)	$ (42,213)